Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended		60 Months Ended	118 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000056395
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Convertible Bond Fund
Average Annual Return, Percent		8.42%		3.49%		3.53%
C000081917
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Convertible Bond Fund
C000056396
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Convertible Bond Fund
C000146257
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Intermediate Bond Fund
C000230985
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Market Neutral Income Fund
Without Sales Load [Member] | C000056395
Average Annual Return [Line Items]
Average Annual Return, Percent		12.64%		4.73%		4.15%
Without Sales Load [Member] | C000081917
Average Annual Return [Line Items]
Average Annual Return, Percent		12.09%		4.20%		3.63%
Without Sales Load [Member] | C000056396
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%		5.25%		4.66%
Without Sales Load [Member] | C000146257
Average Annual Return [Line Items]
Average Annual Return, Percent		14.00%		5.06%	4.71%
Without Sales Load [Member] | C000230985
Average Annual Return [Line Items]
Average Annual Return, Percent	7.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%		(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%		(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%		(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%		(0.23%)	1.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.86%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent		21.14%		10.75%		9.36%
ICE BofA All Yield Alternatives US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA All Yield Alternatives US Convertibles Index
Average Annual Return, Percent		18.37%		5.02%		4.41%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent		21.14%		10.75%		9.36%
ICE BofA All Yield Alternatives US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA All Yield Alternatives US Convertibles Index
Average Annual Return, Percent		18.37%		5.02%		4.41%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent		21.14%		10.75%		9.36%
ICE BofA All Yield Alternatives US Convertibles Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA All Yield Alternatives US Convertibles Index
Average Annual Return, Percent		18.37%		5.02%		4.41%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.78%